Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

14       Leases

(i) Amounts recognized in Consolidated Financial Position:

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

	For the year ended	For the year ended
	December 31, 2021	December 31, 2020
Right-of-use assets
Land, building and improvements	10,062	12,087
Plant and production equipment	2,057	843
Vehicles, furniture and fixtures	783	518
	12,902	13,448

Lease liabilities
Current	3,765	3,477
Non-current	8,484	10,207
	12,249	13,684

The evolution of right-of-use assets and lease liabilities during 2021 and 2020 are as follows:

Right-of-use assets	2021	2020
Balances at the beginning of the year	13,448	8,380
Additions	2,407	7,878
Depreciation of the year	(4,154)	(3,213)
Translation differences and inflation adjustment	1,201	403
Balances at the end of the year	12,902	13,448

Lease liabilities	2021	2020
Balances at the beginning of the year	13,684	8,927
New contracts	2,419	7,881
Lease payments	(4,729)	(3,979)
Leases financial cost	737	407
Translation differences and inflation adjustment	138	448
Balances at the end of the year	12,249	13,684

The maturity of lease liabilities is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2021	4,035	3,776	5,376	4,354	17,541
At December 31, 2020	3,859	3,691	5,113	3,643	16,306

The amounts disclosed in the table are the contracted undiscounted cash flows.

14       Leases (Cont.)

(ii) Amounts recognized in Consolidated Statement of Income:

The Consolidated Statement of Income shows the following amounts relating to leases:

	For the year ended	For the year ended	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Depreciation charge of right-of-use assets
Land, building and improvements	(3,514)	(2,790)	(2,957)
Plant and production equipment	(160)	(160)	(160)
Vehicles, furniture and fixtures	(480)	(263)	(326)
	(4,154)	(3,213)	(3,443)

Financial expenses (Leases financial cost)	(737)	(407)	(477)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(827)	(927)	(439)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(299)	(222)	(204)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(467)	(540)	(2,011)

(iii) Variable lease payments

Some security equipment leases contain variable payment terms that are linked to passenger traffic. Variable lease payments that depend on passengers are recognized in profit or loss in the period in which the condition that triggers those payments occurs. A 10% increase in passenger traffic across airports in the group with such variable lease contracts would increase total lease payments by approximately USD 67.1 (USD 54.0 and 201.1 as of December 31, 2020 and 2019 respectively).

(iv) The group as a lessor

As indicated in Note 2.P, leases and sub-concession of spaces are classified as operating leases. These revenues mainly refer to sub-concessions of commercial spaces (duty free shops, food and beverage services, retail stores) and advertising spaces, among others. Lease payments for some contracts include a minimum agreed upon amount and other variable lease payments by applying a percentage on lessors’ revenues, both of which are set forth in the lease agreements. Where considered necessary to reduce credit risk, the group may obtain guarantees for the term of the lease.

Commercial revenues corresponding to variable income from lease or sub-concession of spaces that do not depend on an index or rate, for example determined on the basis of lessee’s sales or passenger traffic, correspond to a 39% of total revenues of leases and sub-concession of spaces (38% and 41% as of December 31, 2020 and 2019 respectively).

14       Leases (Cont.)

(iv) The group as a lessor (Cont.)

Minimum lease payments receivable on leases and sub-concession of spaces with third parties at its airports facilities are as follows:

	At December 31,	At December 31,	At December 31,
	2021	2020	2019
Within 1 year	77,387	66,546	90,914
Between 1 and 5 years	175,409	176,019	248,986
Later than 5 years	42,082	155,840	296,899
Total	294,878	398,405	636,799